Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Document Period End Date	Jun. 30, 2024
Cargile Fund
Shareholder Report [Line Items]
Fund Name	Cargile Fund
Class Name	Cargile Fund
Trading Symbol	CFNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cargile Fund ("Fund") for the period of July 1, 2023 to June 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cargilefund.com/literature. You can also request this information by contacting us at 1-888-204-1128.
Additional Information Phone Number	1-888-204-1128
Additional Information Website	https://www.cargilefund.com/literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Cargile Fund	$164	1.55%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

There was a notable divergence in stock performance across different sectors and styles during the 12 months ending June 30, 2024. Some sectors underperformed due to their cyclical nature and sensitivity to interest rates, while a concentrated few, particularly mega-cap growth and technology, led the market. Bond markets continued to underperform as the Federal Reserve maintained its restrictive interest rate policy to reduce inflation.  Trend-following strategies face headwinds as markets move abruptly, generating whipsaw (selling as markets decline and then buying at higher prices when the market turns quickly higher).  Diversification also hampered returns as market gains were mostly isolated in the mega-cap growth and technology asset classes. The Fund's fiscal year returns were 11.54%, compared to 12.03% for the S&P Balance Equity and Bond Index-Moderate benchmark. During the calendar year ended June 30, 2024, the Fund kept a portion of its holdings in money markets, which lowered its overall performance compared to the general markets.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns
	One Year	Five Years	Since Inception (07/09/2018)
Cargile Fund	11.54%	0.56%	0.30%
S&P 500® Index	24.56%	15.05%	13.85%
S&P Balanced Equity & Bond Index - Moderate	12.03%	6.84%	7.23%

Performance Inception Date	Jul. 09, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 19,869,908
Holdings Count | shares	3
Advisory Fees Paid, Amount	$ 199,602
Investment Company, Portfolio Turnover	519.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$19,869,908
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	519%
Total Advisory Fees Paid ($)	$199,602

Holdings [Text Block]
What did the Fund invest in?
Top Holdings	% of Net Assets
Vanguard 500 Index Fund ETF	58.64%
Proshares Ultra Russell2000	23.90%
Goldman Sachs FS Government Fund Institutional	17.23%
Sectors (as % of net assets)

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
Vanguard 500 Index Fund ETF	58.64%
Proshares Ultra Russell2000	23.90%
Goldman Sachs FS Government Fund Institutional	17.23%